Finance Receivables And Loans, Net (Past Due Financing Receivables And Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	$ 1,001	$ 916
60 - 89 days past due	256	212
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	337	532
Total past due	1,594	1,660
Current	97,461	112,260
Finance receivables and loans, net	99,055	113,920
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	920	802
60 - 89 days past due	213	162
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	138	179
Total past due	1,271	1,143
Current	52,444	62,316
Finance receivables and loans, net	53,715	63,459
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	81	112
60 - 89 days past due	43	46
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	174	180
Total past due	298	338
Current	9,523	9,655
Finance receivables and loans, net	9,821	9,993
First Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	66	91
60 - 89 days past due	37	35
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	156	162
Total past due	259	288
Current	6,914	6,603
Finance receivables and loans, net	7,173	6,891
Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	15	21
60 - 89 days past due	6	11
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	18	18
Total past due	39	50
Current	2,609	3,052
Finance receivables and loans, net	2,648	3,102
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	2
60 - 89 days past due	0	4
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	25	173
Total past due	25	179
Current	35,494	40,289
Finance receivables and loans, net	35,519	40,468
Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	1
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	16	126
Total past due	16	127
Current	30,254	34,690
Finance receivables and loans, net	30,270	34,817
Commercial And Industrial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	0
Total past due	0	0
Current	0	1,911
Finance receivables and loans, net	0	1,911
Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1	1
Total past due	1	1
Current	2,696	1,240
Finance receivables and loans, net	2,697	1,241
Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	2
60 - 89 days past due	0	1
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	8	34
Total past due	8	37
Current	2,544	2,448
Finance receivables and loans, net	2,552	2,485
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	2
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	0	12
Total past due	0	14
Current	0	0
Finance receivables and loans, net	$ 0	$ 14